Note 1 - Summary of Significant Accounting Policies: Fair Value of Financial Instruments: Schedule of Fair Value Hedging Instruments, Statements of Financial Performance and Financial Position, Location (Details) (USD $)
Jun. 30, 2013
Investment Owned, at Fair Value	$ 191,511
Fair Value, Inputs, Level 1
Investment Owned, at Fair Value	191,511
Fair Value, Inputs, Level 2
Investment Owned, at Fair Value	0
Fair Value, Inputs, Level 3
Investment Owned, at Fair Value	$ 0